RISK MANAGEMENT - Credit risk model scenario tables (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk Management
Loan allowance		$ 8,185,797	$ 8,196,187
Scenario A
Risk Management
Gross Exposure		182,128,114	176,881,841
Loan allowance		8,060,699	7,947,291
Scenario B
Risk Management
Gross Exposure		182,128,114	176,881,841
Loan allowance		8,163,075	8,083,691
Scenario C
Risk Management
Gross Exposure		182,128,114	176,881,841
Loan allowance		$ 8,311,060	8,233,994
Colombia | Scenario A
Risk Management
Inflation		3.72%
Interest rates		4.25%
GDP growth		3.01%
House prices		(2.68%)
Unemployment rate		10.72%
Colombia | Scenario B
Risk Management
Inflation		3.83%
Interest rates		4.25%
GDP growth		3.20%
House prices		(0.85%)
Unemployment rate		10.25%
Colombia | Scenario C
Risk Management
Inflation		3.95%
Interest rates		4.25%
GDP growth		3.57%
House prices		1.07%
Unemployment rate		10.01%
Colombia | Scenario A - forecast
Risk Management
Inflation	2.46%
Interest rates	3.50%
GDP growth	2.17%
House prices	(3.29%)
Unemployment rate	11.12%
Colombia | Scenario B - forecast
Risk Management
Inflation	3.38%
Interest rates	4.25%
GDP growth	3.22%
House prices	0.96%
Unemployment rate	10.22%
Colombia | Scenario C - forecast
Risk Management
Inflation	4.07%
Interest rates	5.25%
GDP growth	4.19%
House prices	7.03%
Unemployment rate	9.30%
Guatemala | Scenario A - forecast
Risk Management
Inflation	3.72%
Interest rates	0.26%
GDP growth	2.15%
Exchange Rate	1.54%
Guatemala | Scenario B - forecast
Risk Management
Inflation	3.53%
Interest rates	(0.03%)
GDP growth	3.19%
Exchange Rate	(0.46%)
Guatemala | Scenario C - forecast
Risk Management
Inflation	3.26%
Interest rates	(0.30%)
GDP growth	3.71%
Exchange Rate	(0.95%)
Honduras | Scenario A - forecast
Risk Management
Inflation	5.07%
Interest rates	(0.30%)
GDP growth	1.98%
Exchange Rate	4.50%
Honduras | Scenario B - forecast
Risk Management
Inflation	4.61%
Interest rates	(1.45%)
GDP growth	2.95%
Exchange Rate	3.34%
Honduras | Scenario C - forecast
Risk Management
Inflation	3.34%
Interest rates	(3.25%)
GDP growth	4.04%
Exchange Rate	0.72%
El Salvador | Scenario A - forecast
Risk Management
Inflation	2.11%
Interest rates	0.34%
GDP growth	1.84%
El Salvador | Scenario B - forecast
Risk Management
Inflation	0.97%
Interest rates	0.03%
GDP growth	2.40%
El Salvador | Scenario C - forecast
Risk Management
Interest rates	(0.07%)
GDP growth	2.80%
Nicaragua | Scenario A - forecast
Risk Management
Inflation	8.92%
Interest rates	4.93%
GDP growth	(5.61%)
Exchange Rate	3.74%
Nicaragua | Scenario B - forecast
Risk Management
Inflation	6.58%
Interest rates	1.70%
GDP growth	(3.08%)
Exchange Rate	3.01%
Nicaragua | Scenario C - forecast
Risk Management
Inflation	3.34%
Interest rates	(0.99%)
GDP growth	(1.26%)
Exchange Rate	2.72%
Costa Rica | Scenario A - forecast
Risk Management
Inflation	4.04%
Interest rates	(0.99%)
GDP growth	1.76%
Exchange Rate	3.93%
Costa Rica | Scenario B - forecast
Risk Management
Inflation	1.91%
Interest rates	(1.58%)
GDP growth	2.59%
Exchange Rate	0.22%
Costa Rica | Scenario C - forecast
Risk Management
Inflation	1.76%
Interest rates	(1.81%)
GDP growth	3.03%
Exchange Rate	(1.07%)
Panama | Scenario A - forecast
Risk Management
Inflation	1.71%
Interest rates	0.56%
GDP growth	2.97%
Panama | Scenario B - forecast
Risk Management
Inflation	0.77%
Interest rates	0.08%
GDP growth	3.83%
Panama | Scenario C - forecast
Risk Management
Inflation	0.54%
Interest rates	(0.35%)
GDP growth	4.89%
Commercial loans | Scenario A
Risk Management
Gross Exposure		$ 91,306,719	92,550,025
Loan allowance		$ 3,682,865	$ 3,827,201
Proportion of Assets in Stage 2		4.10%	4.00%
Commercial loans | Scenario B
Risk Management
Gross Exposure		$ 91,306,719	$ 92,550,025
Loan allowance		$ 3,730,491	$ 3,856,836
Proportion of Assets in Stage 2		4.10%	4.10%
Commercial loans | Scenario C
Risk Management
Gross Exposure		$ 91,306,719	$ 92,550,025
Loan allowance		$ 3,809,884	$ 3,907,811
Proportion of Assets in Stage 2		4.20%	4.00%
Loans to consumers | Scenario A
Risk Management
Gross Exposure		$ 59,587,929	$ 55,200,581
Loan allowance		$ 3,487,398	$ 3,354,040
Proportion of Assets in Stage 2		8.90%	10.40%
Loans to consumers | Scenario B
Risk Management
Gross Exposure		$ 59,587,929	$ 55,200,581
Loan allowance		$ 3,530,429	$ 3,444,257
Proportion of Assets in Stage 2		9.20%	10.60%
Loans to consumers | Scenario C
Risk Management
Gross Exposure		$ 59,587,929	$ 55,200,581
Loan allowance		$ 3,583,059	$ 3,527,918
Proportion of Assets in Stage 2		9.40%	11.00%
Mortgages | Scenario A
Risk Management
Gross Exposure		$ 18,661,389	$ 17,279,362
Loan allowance		$ 296,025	$ 237,707
Proportion of Assets in Stage 2		7.60%	9.30%
Mortgages | Scenario B
Risk Management
Gross Exposure		$ 18,661,389	$ 17,279,362
Loan allowance		$ 300,681	$ 250,531
Proportion of Assets in Stage 2		8.20%	9.90%
Mortgages | Scenario C
Risk Management
Gross Exposure		$ 18,661,389	$ 17,279,362
Loan allowance		$ 310,584	$ 267,261
Proportion of Assets in Stage 2		8.60%	11.00%
Microcredit | Scenario A
Risk Management
Gross Exposure		$ 410,320	$ 425,697
Loan allowance		$ 88,461	$ 87,789
Proportion of Assets in Stage 2		6.80%	6.60%
Microcredit | Scenario B
Risk Management
Gross Exposure		$ 410,320	$ 425,697
Loan allowance		$ 89,720	$ 88,197
Proportion of Assets in Stage 2		6.80%	6.60%
Microcredit | Scenario C
Risk Management
Gross Exposure		$ 410,320	$ 425,697
Loan allowance		$ 91,071	$ 88,472
Proportion of Assets in Stage 2		6.80%	6.60%
Financial leasing | Scenario A
Risk Management
Gross Exposure		$ 12,161,757	$ 11,426,176
Loan allowance		$ 505,950	$ 440,554
Proportion of Assets in Stage 2		3.80%	2.60%
Financial leasing | Scenario B
Risk Management
Gross Exposure		$ 12,161,757	$ 11,426,176
Loan allowance		$ 511,754	$ 443,870
Proportion of Assets in Stage 2		4.20%	2.60%
Financial leasing | Scenario C
Risk Management
Gross Exposure		$ 12,161,757	$ 11,426,176
Loan allowance		$ 516,462	$ 442,532
Proportion of Assets in Stage 2		4.30%	2.60%